RELATED PARTIES BALANCES AND TRANSACTIONS - Borrowing from related parties (Details)	6 Months Ended
Mar. 31, 2025 USD ($)
RELATED PARTIES BALANCES AND TRANSACTIONS
Total	$ 2,314
Related party | Jianbiao Dai
RELATED PARTIES BALANCES AND TRANSACTIONS
Total	$ 2,314